Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of (losses) earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Net income net of non-controlling interests - basic and diluted	55,318	46,345

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Basic:
Weighted average number of common shares outstanding	103,874	104,217

Dilutive:
Dilutive impact of share options and RSUs	985	918
Dilutive impact of 2025 Convertible Bonds (1)	3,460	—
Weighted average number of common shares outstanding	108,319	105,135

EPS are as follows:

	Nine months ended September 30,
	2025	2024
Basic earnings per share ($)	$0.53	$0.44
Diluted earnings per share ($)	$0.51	$0.44
(1) On June 30, 2025, we issued $575 million of 2.75% convertible senior unsecured notes (the “2025 Convertible Bonds”), maturing December 15, 2030. The initial conversion rate is 17.3834 common shares per $1,000 principal amount of the bonds, equivalent to conversion price of approximately $57.53 per common share. The time-weighted potential dilutive impact of the issuance using the if-converted method has been reflected above.